ALPS Series Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

August 9, 2013

Mr. John Grzeskiewicz

Senior Counsel

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	ALPS Series Trust (the “Trust”) (File Nos. 333-183945 and 811-22747), on behalf of the GKE Asian Opportunities Fund, a series of the Trust

Dear Mr. Grzeskiewicz:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectus and Statement of Additional Information with respect to the Trust effective August 1, 2013, do not differ from those filed electronically in the Post-Effective Amendment No. 4 on July 31, 2013.

Sincerely,

/s/ JoEllen L. Legg
JoEllen L. Legg
Secretary